ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Details 2) (USD $)	2 Months Ended	12 Months Ended	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2011 Arrowhead Towne Center and Superstition Springs Center location	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Dispositions (including the distribution to HHC) included in discontinued operations, including (loss) gain on disposition in consolidated statements of income and comprehensive income
Sale Price			$ 168,000,000
Debt balance on property			48,000,000
Revenue from sale of real estate property after assumption of debt			120,000,000
Number of big-box anchor locations received in exchange for sale			6
Sale price of properties sold or transferred to the lender	$ 108,914,000	$ 627,872,000	$ 75,000,000	$ 39,450,000	$ 6,416,000